UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

          California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 91.9%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,714,051
County/City/Special District/School District — 34.6%
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,250	2,527,043
Coast Community College District, GO, Refunding, Election of 2012, Series A, 5.00%, 8/01/38	6,140	6,483,963
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,248,560
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,565	2,755,118
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,500	2,831,850
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,880	2,063,582
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,284,214
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	7,000	7,265,650
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC), 5.00%, 7/01/27	4,000	4,199,680
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,045	2,244,244
Los Rios Community College District, GO, Election of 2008, Series B:
5.00%, 8/01/30	1,905	2,059,038
5.00%, 8/01/31	3,200	3,434,688
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series A, 5.00%, 8/01/34	4,500	4,792,725

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	$8,140	$8,666,658
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,687,550
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	9,045	9,838,608
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	7,890,565
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,424,702
Pittsburg Unified School District, GO, Election of 2006 Series B (AGM):
5.50%, 8/01/34	2,000	2,190,840
5.63%, 8/01/39	4,500	4,918,230
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,363,450
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	2,145	2,265,163
San Jose California Financing Authority, Series A, LRB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,570	2,758,073
5.75%, 5/01/42	4,500	4,866,615
San Jose California Financing Authority, Refunding LRB:
Civic Center Project, 5.00%, 6/01/32	3,375	3,575,171
Convention Center Expansion & Renovation Project, 5.00%, 6/01/39	21,325	22,079,692
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	6,819,081
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,265,350
Santa Maria Joint Union High School District, GO, Election of 2004, 5.00%, 8/01/33	3,710	3,975,896
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,252,008

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Southwestern Community College District, GO, Election of 2008, Series C, 5.25%, 8/01/36	$2,775	$2,956,430
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/41	7,680	8,492,083
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	6,429,869
Election of 2010, Series B, 5.50%, 8/01/39 (a)	3,000	3,178,530
Election of 2012, Series A, 5.50%, 8/01/39 (a)	2,500	2,660,850

		180,745,769
Education — 4.3%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,734,075
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,408,411
5.75%, 8/01/35	8,400	9,430,176
University of California, Refunding RB, Limited Project, Series G:
5.00%, 5/15/37	7,450	7,813,858

		22,386,520
Health — 14.5%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30	2,345	2,659,746
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	8,605,145
Providence Health Services, Series B, 5.50%, 10/01/39	4,105	4,508,932
Sutter Health, Series A, 5.25%, 11/15/46	6,970	7,000,041
Sutter Health, Series B, 6.00%, 8/15/42	7,715	8,898,018
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	2,220	2,442,999
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	5,994,285
Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, Refunding RB (concluded):
Stanford Hospital, Series A-3, 5.50%, 11/15/40	$3,000	$3,190,020
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	18,000	18,134,460
Kaiser Permanente, Series B, 5.25%, 3/01/45	6,000	6,044,040
Sutter Health, Series A, 6.00%, 8/15/42	4,460	5,091,536
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	865	942,348
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,000	2,010,480

		75,522,050
Housing — 0.0%
California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program, RB, Series A, AMT (Ginnie Mae), 6.35%, 12/01/29	40	40,385
County of San Bernardino California, Refunding RB, Home Mortgage-Backed Securities, Series A-1, AMT (Ginnie Mae), 6.25%, 12/01/31	80	85,416

		125,801
State — 7.8%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,216,169
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	3,360	3,901,598
State of California, GO, Various Purposes:
6.00%, 3/01/33	7,000	8,185,170
6.00%, 4/01/38	17,615	20,058,905
6.00%, 11/01/39	3,510	4,044,749

		40,406,591

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation — 14.4%
Bay Area Toll Authority, RB, San Francisco Bay Area Toll Bridge, Series C-1, 0.98%, 4/01/45 (b)	$2,600	$2,618,174
City & County of San Francisco Airports Commission, ARB, Series E, 6.00%, 5/01/39	9,650	10,978,515
City & County of San Francisco Airports Commission, RB, Special Facility Lease SFO Fuel Series A AMT (AGM):
6.13%, 1/01/27	985	988,477
6.10%, 1/01/20	1,000	1,004,280
City & County of San Francisco Airports Commission, Refunding ARB, Second Series A, AMT, 5.25%, 5/01/33	1,435	1,493,806
City & County of San Francisco Airports Commission, Refunding RB, AMT (AGM) Second Series 34E:
5.75%, 5/01/24	5,000	5,673,650
5.75%, 5/01/25	3,500	3,955,665
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, Sub-Series B, 5.00%, 5/15/40	2,500	2,562,975
City of Los Angeles Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	3,760	4,157,244
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,554,252
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,486,650
County of Sacramento California, ARB:
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,555	6,178,327
Senior Series B, AMT (AGM), 5.25%, 7/01/33	7,555	7,835,668
County of San Joaquin Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,415	2,773,048
Los Angeles Harbor Department, RB, Series B:
5.25%, 8/01/34	5,530	6,053,691
5.25%, 8/01/39	2,535	2,761,756

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
San Diego County Regional Airport Authority, Refunding RB:
Series B, 5.00%, 7/01/40	$6,350	$6,396,101
Sub-Series A, 5.00%, 7/01/40	2,790	2,818,151

		75,290,430
Utilities — 15.8%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,477,650
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A:
5.00%, 6/01/28	2,000	2,203,000
5.00%, 6/01/32	2,000	2,138,020
5.00%, 6/01/34	4,000	4,309,080
5.00%, 6/01/35	8,000	8,539,440
City of Manteca California, Refunding RB, Water, 5.00%, 7/01/33	2,985	3,156,816
City of San Francisco California, Refunding RB, Public Utilities Water Commission, Series A, 5.25%, 11/01/31	6,280	6,881,373
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,596,440
East Bay Municipal Utility District, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/37	4,000	4,228,680
Sub-Series A, 5.00%, 6/01/30	5,000	5,467,900
Sub-Series A (AGM), 5.00%, 6/01/37	10,000	10,571,700
Sub-Series A (AMBAC), 5.00%, 6/01/33	3,000	3,240,150
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	5,745	5,989,450
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	8,550,480
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	4,895	5,143,960

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority, Refunding RB, Sewer Improvements, Senior Series A, 5.25%, 5/15/34	$2,000	$2,143,860

		82,637,999
Total Municipal Bonds — 91.9%		479,829,211

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
California — 70.7%
County/City/Special District/School District — 30.7%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	8,124,832
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	12,596,512
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	26,438	27,891,315
Election of 2001, Series A (AGM), 5.00%, 8/01/32	12,000	12,659,880
Election of 2003, Series E (AGM), 5.00%, 8/01/31	7,497	7,970,937
Election of 2003, Series F-1, 5.00%, 8/01/33	12,000	12,681,840
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	9,596	11,051,002
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC), 5.00%, 7/01/35	6,828	7,141,783
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	4,998	5,182,590
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,193,750
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,641,900

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	$7,550	$8,026,707
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	19,630	20,522,576
5.00%, 7/01/34	10,497	10,974,427

		160,660,051
Education — 16.0%
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/35	20,000	20,677,800
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	11,711,370
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,205,760
Series L, 5.00%, 5/15/40	7,398	7,698,120
Series O, 5.75%, 5/15/34	11,190	12,635,039
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	21,782	22,845,881

		83,773,970
Transportation — 1.0%
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	4,999	5,096,785
Utilities — 23.0%
City of Napa California Water System, RB, (AMBAC), 5.00%, 5/01/35	9,070	9,333,665
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	15,000	15,658,500
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	7,990	8,590,928
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	14,119,637
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	5,272,554

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB, Power System (concluded):
Sub-Series A-2 (AGM), 5.00%, 7/01/35	$7,500	$7,940,100
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	16,061,550
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	9,718,109
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	8,510	9,047,066
San Francisco City & County Public Utilities Commission, RB, Water System Improvement Project, Sub-Series A, 5.00%, 11/01/37	22,997	24,267,749

		120,009,858
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 70.7%		369,540,664
Total Long-Term Investments (Cost — $821,671,670) — 162.6%		849,369,875

Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.00% (d)(e)	3,553,478	$3,553,478
Total Short-Term Securities (Cost — $3,553,478) — 0.7%		3,553,478
Total Investments (Cost — $825,225,148*) — 163.3%		852,923,353
Other Assets Less Liabilities — 2.7%		14,296,650
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.1%)		(178,321,135)
VRDP Shares, at Liquidation Value — (31.9%)		(166,500,000)

Net Assets Applicable to Common Shares — 100.0%		$522,398,868

* As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$646,715,766

Gross unrealized appreciation	$34,152,696
Gross unrealized depreciation	(6,231,049)

Net unrealized appreciation	$27,921,647

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Piper Jaffray	$5,839,380	$86,490

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BIF California Municipal Money Fund	2,379,292	1,174,186	3,553,478	—

(e)	Represents the current yield as of report date

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	COP	Certificates of Participation
	Ginnie Mae	Government National Mortgage Association
	GO	General Obligation Bonds
	LRB	Lease Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(330)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$42,028,594	$(384,578)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$849,369,875	—	$849,369,875
Short-Term Securities	$3,553,478	—	—	3,553,478

Total	$3,553,478	$849,369,875	—	$852,923,353

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(384,578)	—	—	$(384,578)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$145,562	—	—	$145,562
Cash pledged for financial futures contracts	585,000	—	—	585,000
Liabilities:
TOB trust certificates	—	$(178,285,940)	—	(178,285,940)
VRDP Shares	—	(166,500,000)	—	(166,500,000)

Total	$730,562	$(344,785,940)	—	$(344,055,378)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date:	December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date:	December 23, 2013